Consolidated Schedule of Investments (unaudited)
February 28, 2023
BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Biotechnology — 0.1%
Hofseth BioCare ASA(a)	2,679,237	$ 743,028
Capital Markets — 0.2%
Agronomics Ltd.(a)	18,906,093	2,775,222
Chemicals — 2.2%
Albemarle Corp.	10,039	2,553,018
CF Industries Holdings, Inc.	42,241	3,628,080
FMC Corp.	46,680	6,028,722
Koninklijke DSM NV	41,838	5,155,700
Nutrien Ltd.(b)	60,049	4,670,611
Robertet SA(b)	3,665	3,543,094
Sociedad Quimica y Minera de Chile SA, ADR(b)	34,768	3,085,660
Symrise AG	29,093	2,972,414
		31,637,299
Containers & Packaging — 0.6%
FP Corp.	60,700	1,538,572
Graphic Packaging Holding Co.	230,820	5,493,516
Smurfit Kappa Group PLC	56,643	2,113,167
		9,145,255
Electronic Equipment, Instruments & Components — 0.2%
Trimble, Inc.(a)	40,263	2,096,092
Energy Equipment & Services — 0.8%
Patterson-UTI Energy, Inc.	134,933	1,848,582
Schlumberger Ltd.	135,565	7,213,414
Tenaris SA	172,325	2,835,117
		11,897,113
Food & Staples Retailing — 0.5%
Grocery Outlet Holding Corp.(a)(b)	179,158	4,846,224
HelloFresh SE(a)	92,670	2,076,042
		6,922,266
Food Products — 3.6%
Archer-Daniels-Midland Co.	62,216	4,952,394
Barry Callebaut AG, Registered Shares	2,991	5,955,512
Bunge Ltd.	51,872	4,953,776
China Mengniu Dairy Co. Ltd.	1,151,000	5,066,327
Darling Ingredients, Inc.(a)(b)	73,491	4,649,776
Kerry Group PLC, Class A	57,564	5,511,457
Maple Leaf Foods, Inc.(b)	179,565	3,642,623
Nestlé SA, Registered Shares	48,249	5,436,246
Salmar ASA	136,051	5,640,011
SunOpta, Inc.(a)	477,110	3,664,205
Tate & Lyle PLC	218,367	2,106,750
		51,579,077
Hotels, Restaurants & Leisure — 0.2%
Compass Group PLC	150,937	3,486,917
Machinery — 1.6%
Ag Growth International, Inc.	92,385	3,723,837
AGCO Corp.	38,409	5,408,371
Deere & Co.	12,416	5,205,284
Epiroc AB, Class A	58,432	1,122,939
John Bean Technologies Corp.	46,929	5,203,957
Marel HF(c)	691,614	2,728,570
		23,392,958
Metals & Mining — 19.6%
Agnico Eagle Mines Ltd.	134,907	6,210,962
Alamos Gold, Inc., Class A	131,758	1,343,169
Alcoa Corp.	68,503	3,352,537
Security	Shares	Value
Metals & Mining (continued)
Anglo American PLC	148,073	$ 5,116,623
Antofagasta PLC	79,318	1,496,238
ArcelorMittal SA	218,127	6,545,867
Artemis Gold, Inc.(a)	159,634	513,590
Aurubis AG	14,016	1,370,887
Auteco Minerals Ltd.(a)	8,119,401	217,908
B2Gold Corp.	781,012	2,667,289
Barrick Gold Corp.	1,080,957	17,425,027
Bellevue Gold Ltd.(a)	2,194,712	1,572,533
BHP Group Ltd.	695,393	21,046,116
Blackstone Minerals Ltd.(a)(b)	1,711,069	166,188
BlueScope Steel Ltd.	62,596	800,897
Centerra Gold, Inc.	441,703	2,790,385
Chalice Mining Ltd.(a)	312,533	1,330,220
Challenger Exploration Ltd.(a)(b)	2,350,781	220,800
Champion Iron Ltd.	370,984	1,827,152
Develop Global Ltd.(a)(b)	1,307,840	2,760,499
Dundee Precious Metals, Inc.	242,434	1,556,410
Eldorado Gold Corp.(a)(b)	23,060	214,919
Emerald Resources NL(a)	451,161	401,090
Endeavour Mining PLC	330,505	6,878,961
ERO Copper Corp.(a)(b)	145,721	2,285,401
First Quantum Minerals Ltd.	229,916	5,022,936
Foran Mining Corp.(a)	310,501	853,337
Franco-Nevada Corp.	116,949	14,927,818
Freeport-McMoRan, Inc.	232,298	9,517,249
Fresnillo PLC	52,460	481,704
Glencore PLC	2,404,069	14,332,737
Gold Fields Ltd.	186,666	1,694,017
Gold Fields Ltd., ADR	130,855	1,189,472
Iluka Resources Ltd.	127,465	888,361
Impala Platinum Holdings Ltd.	86,602	808,593
Kinross Gold Corp.	686,512	2,535,742
Lundin Gold, Inc.	279,204	2,885,142
Lundin Mining Corp.	133,499	830,639
Lynas Rare Earths Ltd.(a)	381,202	2,093,563
MAG Silver Corp.(a)	102,091	1,218,807
Marathon Gold Corp.(a)	561,041	365,941
Mineral Resources Ltd.	93,299	5,152,775
Newcrest Mining Ltd.	760,175	11,637,330
Newmont Corp.	187,706	8,185,859
Nickel Industries Ltd.	4,790,749	3,142,490
Norsk Hydro ASA	831,580	6,052,876
Northam Platinum Holdings Ltd.(a)	115,539	951,553
Northern Star Resources Ltd.	835,757	5,833,022
Nucor Corp.	39,365	6,591,276
Osisko Gold Royalties Ltd.	241,344	3,162,500
Osisko Mining, Inc.(a)	635,847	1,439,917
Pan American Silver Corp.(b)	99,020	1,471,437
Polymetal International PLC(a)	381,486	1,119,644
Polyus PJSC(a)(d)	46,252	6
Predictive Discovery Ltd.(a)	3,239,439	370,608
Rio Tinto PLC	165,887	11,383,922
Rupert Resources Ltd.(a)	5,608	19,152
Rupert Resources Ltd. (Acquired 02/24/23, cost $315,608)(a)(e)	91,372	301,823
Sibanye Stillwater Ltd.	391,163	789,784
Sigma Lithium Corp.(a)(b)	160,051	5,785,061
Skeena Resources Ltd.(a)	154,755	800,711
Sociedad Minera Cerro Verde SAA	40,408	1,187,995
Solaris Resources, Inc.(a)	159,612	669,095
Solaris Resources, Inc.(a)	39,000	163,488

Consolidated Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
SSR Mining, Inc.	9,932	$ 135,896
SSR Mining, Inc.(b)	216,349	2,953,164
Steel Dynamics, Inc.	45,933	5,792,611
Stelco Holdings, Inc.	69,794	2,854,163
Teck Resources Ltd., Class B	289,811	11,569,077
Titan Mining Corp.	145,304	61,764
Titan Mining Corp.(a)	20,773	8,830
Torex Gold Resources, Inc.(a)	33,471	412,102
Trident Royalties PLC(a)	1,237,345	815,107
Vale SA, ADR	1,030,196	16,833,403
Wheaton Precious Metals Corp.	324,049	13,501,052
Yamana Gold, Inc.	112,653	574,530
		281,481,749
Oil, Gas & Consumable Fuels — 17.4%
ARC Resources Ltd.	206,676	2,250,792
BP PLC	2,379,461	15,636,706
Cameco Corp.	68,927	1,884,464
Canadian Natural Resources Ltd.	186,676	10,549,349
Cenovus Energy, Inc.	337,906	6,230,645
Cheniere Energy, Inc.	46,005	7,238,427
Chevron Corp.	79,625	12,801,311
ConocoPhillips	166,262	17,183,178
Diamondback Energy, Inc.	34,716	4,880,375
Eni SpA	450,208	6,358,752
EOG Resources, Inc.	81,383	9,197,907
Exxon Mobil Corp.	448,885	49,336,950
Galp Energia SGPS SA	243,197	2,966,888
Gazprom PJSC(d)	712,200	95
Hess Corp.	54,989	7,407,018
Kinder Morgan, Inc., Class P	421,351	7,188,248
Kosmos Energy Ltd.(a)	285,650	2,248,065
Marathon Petroleum Corp.	52,242	6,457,111
Ovintiv, Inc.	36,851	1,576,117
Santos Ltd.	586,159	2,737,017
Shell PLC	901,145	27,294,223
TC Energy Corp.	98,059	3,902,957
TotalEnergies SE	326,203	20,128,103
Tourmaline Oil Corp.	79,344	3,477,297
Valero Energy Corp.	78,619	10,356,481
Williams Cos., Inc.	307,588	9,258,399
Woodside Energy Group Ltd.	86,483	2,095,483
		250,642,358
Personal Products — 0.2%
Jamieson Wellness, Inc.(c)	110,795	2,716,893
Pharmaceuticals — 0.4%
Zoetis, Inc., Class A	33,747	5,635,749
Total Common Stocks — 47.6% (Cost: $565,662,222)		684,151,976
Rights
Metals & Mining — 0.0%
Kincross Gold Corp., CVR(a)(d)	11,812	—
Total Rights — 0.0% (Cost: $ —)		—
Security	Shares	Value
Warrants(a)
Beverages — 0.0%
Flow Beverage Corp. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 06/29/23, Strike Price CAD 10.00)	306,414	$ 1,123
Capital Markets — 0.0%
Agronomics Ltd. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 05/31/23, Strike Price GBP 0.28)	3,014,355	36
Agronomics Ltd. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 12/08/23, Strike Price GBP 0.30)	3,909,350	706
		742
Metals & Mining — 0.0%
Titan Mining Corp. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 09/23/23, Strike Price CAD 0.75)	10,387	—
Total Warrants — 0.0% (Cost: $1,364,445)		1,865
Total Long-Term Investments — 47.6% (Cost: $567,026,667)		684,153,841
Short-Term Securities
Money Market Funds — 2.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.41%(f)(g)	15,666,266	15,666,266
SL Liquidity Series, LLC, Money Market Series, 4.75%(f)(g)(h)	22,634,562	22,641,352
		38,307,618
		Par (000)
U.S. Treasury Obligations(i) — 49.9%
U.S. Treasury Bills
3.35%, 03/02/23	USD	122,000	121,985,179
4.54%, 04/13/23		122,000	121,349,168
4.75%, 05/18/23		122,000	120,767,546
4.61%, 06/08/23		122,000	120,436,150
4.74%, 07/06/23		124,000	121,924,326
4.83%, 08/10/23		114,000	111,533,111
			717,995,480
Total Short-Term Securities — 52.6% (Cost: $756,528,453)			756,303,098
Total Investments — 100.2% (Cost: $1,323,555,120)			1,440,456,939
Liabilities in Excess of Other Assets — (0.2)%			(3,091,973)
Net Assets — 100.0%			$ 1,437,364,966
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $301,823, representing 0.0% of its net assets as of period end, and an original cost of $315,608.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

Consolidated Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Commodity Strategies Fund
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(i)	Rates are discount rates or a range of discount rates as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 56,583,646	$ —	$ (40,917,380)(a)	$ —	$ —	$ 15,666,266	15,666,266	$ 349,380	$ —
SL Liquidity Series, LLC, Money Market Series	12,237,871	10,392,217(a)	—	(2,321)	13,585	22,641,352	22,634,562	420,968(b)	—
				$ (2,321)	$ 13,585	$ 38,307,618		$ 770,348	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMAGTR	At Termination	Merrill Lynch International	03/14/23	USD	14,675	$ (1,024,744)	$ —	$ (1,024,744)
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMLITR	At Termination	Merrill Lynch International	03/14/23	USD	2,784	3,630	—	3,630
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMPRTR	At Termination	Merrill Lynch International	03/14/23	USD	8,312	(819,331)	—	(819,331)
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMLITR	At Termination	Merrill Lynch International	03/31/23	USD	3,331	(37,541)	—	(37,541)
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMAGTR	At Termination	Merrill Lynch International	03/31/23	USD	20,779	(1,102,590)	—	(1,102,590)
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMPRTR	At Termination	Societe Generale SA	03/31/23	USD	8,048	(764,035)	—	(764,035)
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMAGTR	At Termination	Merrill Lynch International	04/10/23	USD	936	(78,455)	—	(78,455)
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMAGTR	At Termination	Morgan Stanley & Co. International PLC	05/01/23	USD	17,429	(1,848,359)	—	(1,848,359)
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMLITR	At Termination	Merrill Lynch International	06/08/23	USD	7,074	299,671	—	299,671

Consolidated Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMENTR	At Termination	Merrill Lynch International	06/08/23	USD	15,365	$ (6,295,254)	$ —	$ (6,295,254)
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMAGTR	At Termination	Merrill Lynch International	06/08/23	USD	35,244	(3,611,067)	—	(3,611,067)
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMPRTR	At Termination	Societe Generale SA	06/08/23	USD	17,658	(524,956)	—	(524,956)
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMENTR	At Termination	Merrill Lynch International	06/30/23	USD	11,972	(3,122,046)	—	(3,122,046)
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMPRTR	At Termination	Societe Generale SA	06/30/23	USD	9,915	64,531	—	64,531
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	07/19/23	USD	149,052	(44,234,483)	—	(44,234,483)
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMRLIT	At Termination	Morgan Stanley & Co. International PLC	07/19/23	USD	8,939	432,190	—	432,190
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMRPRT	At Termination	Societe Generale SA	07/19/23	USD	44,274	2,967,218	—	2,967,218
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMINTR	At Termination	Morgan Stanley & Co. International PLC	08/02/23	USD	17,833	952,743	—	952,743
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMPRTR	At Termination	Morgan Stanley & Co. International PLC	08/02/23	USD	39,939	850,968	—	850,968
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMLITR	At Termination	Merrill Lynch International	08/25/23	USD	522	7,299	—	7,299
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMAGTR	At Termination	Morgan Stanley & Co. International PLC	09/13/23	USD	993	(30,386)	—	(30,386)
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMINTR	At Termination	Societe Generale SA	09/13/23	USD	1,996	88,938	—	88,938
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMPRTR	At Termination	Societe Generale SA	09/13/23	USD	2,957	182,392	—	182,392
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMRLIT	At Termination	Morgan Stanley & Co. International PLC	09/30/23	USD	811	300,540	—	300,540
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMRINT	At Termination	Morgan Stanley & Co. International PLC	09/30/23	USD	328	799,935	—	799,935
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMRPRT	At Termination	Goldman Sachs International	10/02/23	USD	7,871	665,929	—	665,929
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	10/02/23	USD	3,430	(730,062)	—	(730,062)
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMENTR	At Termination	JPMorgan Chase Bank N.A.	10/10/23	USD	36,673	(10,363,548)	—	(10,363,548)
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMLITR	At Termination	Morgan Stanley & Co. International PLC	10/10/23	USD	1,012	31,713	—	31,713

Consolidated Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMAGTR	At Termination	Morgan Stanley & Co. International PLC	10/10/23	USD	2,526	$ (73,450)	$ —	$ (73,450)
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMPRTR	At Termination	Societe Generale SA	10/10/23	USD	3,925	296,620	—	296,620
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMRPRT	At Termination	Goldman Sachs International	10/31/23	USD	4,388	435,283	—	435,283
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMRLIT	At Termination	Morgan Stanley & Co. International PLC	10/31/23	USD	1,100	31,448	—	31,448
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMPRTR	At Termination	Merrill Lynch International	11/03/23	USD	2,473	252,446	—	252,446
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMAGTR	At Termination	Morgan Stanley & Co. International PLC	11/03/23	USD	43,630	(412,809)	—	(412,809)
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMINTR	At Termination	Morgan Stanley & Co. International PLC	11/03/23	USD	3,437	386,282	—	386,282
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMRAGT	At Termination	Goldman Sachs International	11/30/23	USD	74,614	(576,310)	—	(576,310)
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	11/30/23	USD	7,078	(1,793,637)	—	(1,793,637)
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMRLIT	At Termination	Morgan Stanley & Co. International PLC	11/30/23	USD	4,192	118,509	—	118,509
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMRINT	At Termination	Morgan Stanley & Co. International PLC	11/30/23	USD	10,263	(41,204)	—	(41,204)
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMRPRT	At Termination	Societe Generale SA	11/30/23	USD	3,007	54,749	—	54,749
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMRAGT	At Termination	Morgan Stanley & Co. International PLC	01/04/24	USD	492	5,972	—	5,972
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMRINT	At Termination	Morgan Stanley & Co. International PLC	01/04/24	USD	11,772	(61,888)	—	(61,888)
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMRLIT	At Termination	Morgan Stanley & Co. International PLC	01/08/24	USD	863	13,741	—	13,741
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMRPRT	At Termination	Societe Generale SA	01/08/24	USD	4,395	(220,444)	—	(220,444)
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	01/31/24	USD	18,477	(653,861)	—	(653,861)
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMRAGT	At Termination	Morgan Stanley & Co. International PLC	01/31/24	USD	3,037	(94,676)	—	(94,676)
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMRINT	At Termination	Morgan Stanley & Co. International PLC	01/31/24	USD	10,404	(966,323)	—	(966,323)
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMRLIT	At Termination	Morgan Stanley & Co. International PLC	02/02/24	USD	4,658	45,836	—	45,836

Consolidated Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund			Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMRPRT	At Termination	Societe Generale SA	02/08/24	USD	1,723	$ (64,481)	$ —	$ (64,481)
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	02/26/24	USD	7,355	119,822	—	119,822
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMRAGT	At Termination	Morgan Stanley & Co. International PLC	02/26/24	USD	35,885	(531,638)	—	(531,638)
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMRLIT	At Termination	Morgan Stanley & Co. International PLC	02/26/24	USD	1,914	898	—	898
3-month U.S. Treasury Bill, 4.86%(a)	At Termination	BCOMRINT	At Termination	Morgan Stanley & Co. International PLC	02/28/24	USD	22,581	—	—	—
								$ (70,668,275)	$ —	$ (70,668,275)
(a)	All or a portion of the security is held by a wholly-owned subsidiary.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$ 743,028	$ —	$ —	$ 743,028
Capital Markets	—	2,775,222	—	2,775,222
Chemicals	23,509,185	8,128,114	—	31,637,299
Containers & Packaging	5,493,516	3,651,739	—	9,145,255
Electronic Equipment, Instruments & Components	2,096,092	—	—	2,096,092
Energy Equipment & Services	9,061,996	2,835,117	—	11,897,113

Consolidated Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Commodity Strategies Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Food & Staples Retailing	$ 4,846,224	$ 2,076,042	$ —	$ 6,922,266
Food Products	21,862,774	29,716,303	—	51,579,077
Hotels, Restaurants & Leisure	—	3,486,917	—	3,486,917
Machinery	22,270,019	1,122,939	—	23,392,958
Metals & Mining	170,657,695	110,824,048	6	281,481,749
Oil, Gas & Consumable Fuels	173,425,091	77,217,172	95	250,642,358
Personal Products	2,716,893	—	—	2,716,893
Pharmaceuticals	5,635,749	—	—	5,635,749
Rights	—	—	—	—
Warrants
Beverages	1,123	—	—	1,123
Capital Markets	—	742	—	742
Metals & Mining	—	—	—	—
Short-Term Securities
Money Market Funds	15,666,266	—	—	15,666,266
U.S. Treasury Obligations	—	717,995,480	—	717,995,480
	$ 457,985,651	$ 959,829,835	$ 101	1,417,815,587
Investments valued at NAV(a)				22,641,352
				$ 1,440,456,939
Derivative Financial Instruments(b)
Assets
Commodity Contracts	$ —	$ 9,409,303	$ —	$ 9,409,303
Liabilities
Commodity Contracts	—	(80,077,578)	—	(80,077,578)
	$ —	$ (70,668,275)	$ —	$ (70,668,275)
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
BCOMAGTR	Bloomberg Agriculture SubindexSM
BCOMENTR	Bloomberg Select Energy Subindex Total ReturnSM
BCOMINTR	Bloomberg Industrial Metals SubindexSM
BCOMLITR	Bloomberg Livestock SubindexSM
BCOMPRTR	Bloomberg Precious Metals SubindexSM
BCOMRAGT	Bloomberg Roll Select Agriculture Subindex Total ReturnSM
BCOMRENT	Bloomberg Roll Select Energy Subindex Total Return SM
BCOMRINT	Bloomberg Roll Select Industrial Metals Subindex Total ReturnSM
BCOMRLIT	Bloomberg Roll Select Livestock Subindex Total ReturnSM
BCOMRPRT	Bloomberg Roll Select Precious Metals Subindex Total ReturnSM
CVR	Contingent Value Rights
OTC	Over-the-Counter